Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Statements of Operations [Abstract]
NET REVENUES	$ 383,927	$ 581,399	$ 841,224	$ 1,103,220	$ 1,952,301	$ 2,033,072
COST OF REVENUES	316,653	468,794	688,470	864,715	1,456,612	1,440,538
GROSS PROFIT	67,274	112,605	152,754	238,505	495,689	592,534
COSTS AND EXPENSES
Professional services	119,144	64,883	162,894	81,329	335,971	126,827
Administrative salaries	32,574		62,122		116,375	210,621
Selling expense	65,470	70,598	125,056	101,393	261,680	150,408
General and administrative expense	11,748	49,185	62,632	187,161	135,801	285,566
Stock based compensation						3,600
Total Operating Expenses	228,936	184,666	412,704	369,883	849,827	777,022
(Loss) from continuing operations	(161,662)	(72,061)	(259,950)	(131,378)	(354,138)	(184,488)
Other Income (Expense)
Other income (expense)	1,021	11,060	1,021	9,019	22,411	333,834
Interest expense	(4,708)	(1,809)	(9,432)	(2,534)	(12,197)	(1,928)
Loss on prior year write-off					3,996	(1,375)
Total other income (expenses)	(3,687)	9,251	(8,411)	6,485	14,210	330,531
Net (loss) before income taxes	(165,350)	(62,810)	(268,362)	(124,893)	(339,928)	146,043
Income taxes		250		250	13,995	25,395
Net (Loss)	$ (165,350)	$ (63,060)	$ (268,362)	$ (125,143)	$ (353,923)	$ 120,648
Earnings (loss) per share;
Basic	$ (0.0365)	$ (0.014)	$ (0.0634)	$ (0.028)	$ (0.08)	$ 0.01
Weighted average number of shares outstanding	4,558,463	4,448,624	4,520,745	4,448,624	4,469,863	9,973,587